Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 597,300	$ 597,560
Allowance for credit losses	5,021	5,077
Net	592,279	592,483
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	268,670	268,169
Allowance for credit losses	639	680
Net	268,031	267,489
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	96,703	98,631
Allowance for credit losses	2,090	2,065
Net	94,613	96,566
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	214,212	212,972
Allowance for credit losses	1,048	1,077
Net	213,164	211,895
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	4,770	5,135
Allowance for credit losses	1,537	1,595
Net	3,233	3,540
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,241	1,133
Allowance for credit losses	384	375
Net	857	758
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	23	94
Allowance for credit losses	4	5
Net	19	89
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	528	485
Allowance for credit losses	189	178
Net	339	307
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	613	642
Allowance for credit losses	309	332
Net	304	310
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	811	844
Allowance for credit losses	170	180
Net	641	664
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	501	505
Allowance for credit losses	139	151
Net	362	354
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,053	1,432
Allowance for credit losses	342	374
Net	711	1,058
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,614	1,830
Allowance for credit losses	288	325
Net	1,326	1,505
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,124	1,094
Allowance for credit losses	593	591
Net	531	503
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,032	2,211
Allowance for credit losses	656	679
Net	$ 1,376	$ 1,532